UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 06-30-2006

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Larsen
Title:                        Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Larsen            Manchester, MA      7/17/2006

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 112
Form 13F Information Table Value Total: $149,612,942

List of Other Included Managers:


No. 13F File Number


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FORM 13F INFORMATION TABLE


                                    Title                                        Shares/Put/Invstmt Other   Voting Authority
Name of Issuer                      of Class  CUSIP       Market Value  Shares   PRN    CallDiscret.ManagersSole     Share   None

3M Co                               Common    88579Y101   $430,999      5,336    SH         Sole                             5,336
Abbott Laboratories                 Common    002824100   $353,895      8,115    SH         Sole                             8,115
Alltel Corporation                  Common    020039103   $1,230,177    19,272   SH         Sole                             19,272
Ambac Financial Group Inc           Common    023139108   $2,480,928    30,590   SH         Sole                             30,590
American Express Co                 Common    025816109   $336,883      6,330    SH         Sole                             6,330
American International Group, Inc.  Common    026874107   $605,381      10,252   SH         Sole                             10,252
Ameriprise Financial, Inc.          Common    03076c106   $365,222      8,176    SH         Sole                             8,176
AMEX Energy Sector SPDR             Common    81369y506   $2,376,179    41,871   SH         Sole                             41,871
Amgen Inc.                          Common    031162100   $1,267,354    19,429   SH         Sole                             19,429
Anheuser-Busch Companies, Inc.      Common    035229103   $3,164,586    69,414   SH         Sole                             69,414
AT&T Corp                           Common    00206r102   $272,978      9,787    SH         Sole                             9,787
Automatic Data Processing, Inc.     Common    053015103   $1,882,932    41,520   SH         Sole                             41,520
AutoZone, Inc.                      Common    053332102   $2,421,090    27,450   SH         Sole                             27,450
Avon Products, Inc.                 Common    054303102   $1,788,814    57,703   SH         Sole                             57,703
Bank of America Corporation         Common    060505104   $621,883      12,928   SH         Sole                             12,928
Baxter International, Inc,          Common    071813109   $210,745      5,733    SH         Sole                             5,733
Bellsouth Corporation               Common    079860102   $431,579      11,922   SH         Sole                             11,922
Bemis Inc Com                       Common    081437105   $226,435      7,395    SH         Sole                             7,395
Berkshire Hathaway Inc. Class A     Common    084670108   $2,016,498    22       SH         Sole                             22
Berkshire Hathaway Inc. Class B     Common    084670207   $842,911      277      SH         Sole                             277
Best Buy Co., Inc.                  Common    086516101   $4,493,292    81,934   SH         Sole                             81,934
Boston Properties, Inc.             Common    101121101   $875,524      9,685    SH         Sole                             9,685
BP p.l.c. ADR                       Common    055622104   $572,194      8,220    SH         Sole                             8,220
Bristol-Myers Squibb Company        Common    110122108   $252,135      9,750    SH         Sole                             9,750
Canadian Natural Resources Ltd.     Common    136385101   $403,720      7,290    SH         Sole                             7,290
Caremark Rx, Inc                    Common    141705103   $2,699,214    54,125   SH         Sole                             54,125
Caterpillar                         Common    149123101   $250,625      3,365    SH         Sole                             3,365
Chevron Corp                        Common    166764100   $1,457,293    23,482   SH         Sole                             23,482
Cintas Corporation                  Common    172908105   $240,906      6,059    SH         Sole                             6,059
Cisco Systems, Inc.                 Common    17275r102   $575,471      29,466   SH         Sole                             29,466
Citigroup Inc.                      Common    172967101   $4,346,634    90,085   SH         Sole                             90,085
Clorox Company                      Common    189054109   $2,556,472    41,930   SH         Sole                             41,930
Coca-Cola Company                   Common    191216100   $3,203,742    74,470   SH         Sole                             74,470
Colgate-Palmolive Company           Common    194162103   $2,900,515    48,422   SH         Sole                             48,422
Comcast Corporation                 Common    20030n200   $4,373,016    133,405  SH         Sole                             133,405
ConocoPhillips                      Common    20825C104   $248,359      3,790    SH         Sole                             3,790
Danaher Corp.                       Common    235851102   $334,464      5,200    SH         Sole                             5,200
Dell Inc                            Common    24702R101   $2,539,804    103,835  SH         Sole                             103,835
Diamonds Trust Series 1             Common    252787106   $622,447      5,568    SH         Sole                             5,568
Dreyfus Municipal Income Inc.       Common    26201r102   $86,200       10,000   SH         Sole                             10,000
Du Pont                             Common    263534109   $219,648      5,280    SH         Sole                             5,280
eBay Inc.                           Common    278642103   $232,856      7,950    SH         Sole                             7,950
Ecolab Inc                          Common    278865100   $346,756      8,545    SH         Sole                             8,545
EMC Corp/Mass                       Common    268648102   $280,393      25,560   SH         Sole                             25,560
Emerson Electric Co                 Common    291011104   $214,973      2,565    SH         Sole                             2,565
Exxon Mobil Corp.                   Common    30231g102   $3,593,907    58,580   SH         Sole                             58,580
First Data Corp.                    Common    319963104   $2,318,009    51,465   SH         Sole                             51,465
Forest Laboratories, Inc.           Common    345838106   $309,520      8,000    SH         Sole                             8,000
General Electric Company            Common    369604103   $2,979,087    90,384   SH         Sole                             90,384
Harley-Davidson, Inc.               Common    412822108   $1,584,235    28,862   SH         Sole                             28,862
Hewlett-Packard Co                  Common    428236103   $560,037      17,677   SH         Sole                             17,677
Home Depot, Inc.                    Common    437076102   $1,447,217    40,436   SH         Sole                             40,436
Hubbell Incorporated - Cl B         Common    443510201   $367,239      7,707    SH         Sole                             7,707
IDEXX Laboratories, Inc             Common    45168d104   $273,098      3,635    SH         Sole                             3,635
Illinois Tool Works                 Common    452308109   $294,500      6,200    SH         Sole                             6,200
IMS Health Inc.                     Common    449934108   $372,732      13,882   SH         Sole                             13,882
Intel Corp                          Common    458140100   $462,909      24,363   SH         Sole                             24,363
Intl Business Machines Corp         Common    459200101   $572,232      7,449    SH         Sole                             7,449
iShares DJ Select Dividend          Common    464287168   $660,238      10,470   SH         Sole                             10,470
iShares Lehman US Treasury Fund     Common    464287176   $317,429      3,188    SH         Sole                             3,188
iShares MSCI EAFE Index Fund        Common    464287465   $2,000,215    30,589   SH         Sole                             30,589
iShares MSCI Emerging Markets Index Common    464287234   $2,116,788    22,543   SH         Sole                             22,543
iShares MSCI Japan Index Fund       Common    464286848   $1,434,382    105,160  SH         Sole                             105,160
iShares Russell 2000 Index Fund     Common    464287655   $2,352,672    32,799   SH         Sole                             32,799
iShares S&P Midcap 400              Common    464287507   $305,600      4,000    SH         Sole                             4,000
iShares S&P Midcap 400/Value        Common    464287705   $316,753      4,250    SH         Sole                             4,250
iShares S&P SmallCap 600 Index Fund Common    464287804   $481,275      7,750    SH         Sole                             7,750
J.P. Morgan Chase & Co.             Common    46625h100   $1,303,582    31,037   SH         Sole                             31,037
Johnson & Johnson                   Common    478160104   $4,307,034    71,879   SH         Sole                             71,879
Laboratory CP Amer Hldgs            Common    50540R409   $2,904,274    46,670   SH         Sole                             46,670
Liberty Media - Interactive A       Common    53071m104   $870,957      50,461   SH         Sole                             50,461
Liberty Media Hold - Cap Ser A      Common    53071m302   $851,941      10,170   SH         Sole                             10,170
McGraw-Hill Companies, Inc.         Common    580645109   $2,688,431    53,522   SH         Sole                             53,522
Medtronic, Inc.                     Common    585055106   $841,135      17,927   SH         Sole                             17,927
Merck & Co. Inc.                    Common    589331107   $265,575      7,290    SH         Sole                             7,290
Microsoft Corp                      Common    594918104   $2,493,566    107,020  SH         Sole                             107,020
Mohawk Industries, Inc.             Common    608190104   $2,472,451    35,145   SH         Sole                             35,145
Moody's Corporation                 Common    615369105   $2,782,361    51,090   SH         Sole                             51,090
Motorola, Inc.                      Common    620076109   $265,435      13,172   SH         Sole                             13,172
Nucor Corporation                   Common    670346105   $210,273      3,876    SH         Sole                             3,876
Occidental Petroleum                Common    674599105   $302,147      2,946    SH         Sole                             2,946
Oil Service HOLDRs Trust            Common    678002106   $328,724      2,200    SH         Sole                             2,200
Omnicom Group Inc Com               Common    681919106   $3,140,098    35,246   SH         Sole                             35,246
Oracle Corp.                        Common    68389X105   $235,723      16,268   SH         Sole                             16,268
Paychex, Inc.                       Common    704326107   $365,165      9,368    SH         Sole                             9,368
Pepsi Co Inc                        Common    713448108   $901,200      15,010   SH         Sole                             15,010
Pfizer Inc.                         Common    717081103   $2,549,276    108,618  SH         Sole                             108,618
PolyMedica Corporation              Common    731738100   $282,538      7,857    SH         Sole                             7,857
Praxair, Inc.                       Common    74005P104   $216,000      4,000    SH         Sole                             4,000
Procter & Gamble Co                 Common    742718109   $4,280,370    76,985   SH         Sole                             76,985
Royal Dutch Pete - A                Common    780259206   $237,109      3,540    SH         Sole                             3,540
Sara Lee Corp                       Common    803111103   $190,638      11,900   SH         Sole                             11,900
Schlumberger                        Common    806857108   $216,165      3,320    SH         Sole                             3,320
SPDR Tr Unit Ser 1                  Common    78462F103   $2,391,670    18,798   SH         Sole                             18,798
Stryker Corp                        Common    863667101   $202,633      4,812    SH         Sole                             4,812
Sun Microsystems Inc.               Common    866810104   $49,451       11,916   SH         Sole                             11,916
Synovus Finl Corp Com               Common    87161C105   $1,360,692    50,810   SH         Sole                             50,810
Sysco Corp                          Common    871829107   $3,985,627    130,419  SH         Sole                             130,419
Time Warner, Inc.                   Common    887317105   $266,541      15,407   SH         Sole                             15,407
Tyco Intl Ltd New Com               Common    902124106   $794,275      28,882   SH         Sole                             28,882
United Technologies Corp            Common    913017109   $4,098,864    64,630   SH         Sole                             64,630
UnitedHealth Group Inc              Common    91324P102   $201,062      4,490    SH         Sole                             4,490
US Bancorp                          Common    902973304   $367,318      11,895   SH         Sole                             11,895
Verizon Communications              Common    92343v104   $256,003      7,644    SH         Sole                             7,644
Walgreen Co                         Common    931422109   $441,674      9,850    SH         Sole                             9,850
Wal-Mart Stores                     Common    931142103   $4,705,888    97,693   SH         Sole                             97,693
Walt Disney Co.                     Common    254687106   $1,144,740    38,158   SH         Sole                             38,158
Washington Mut Inc Com              Common    939322103   $3,409,430    74,801   SH         Sole                             74,801
Wellpoint Health Networks           Common    94973V107   $1,622,917    22,302   SH         Sole                             22,302
Wells Fargo & Co.                   Common    949746101   $4,341,640    64,723   SH         Sole                             64,723
Wyeth                               Common    983024100   $365,761      8,236    SH         Sole                             8,236
Yum! Brands, Inc.                   Common    988498101   $1,330,396    26,465   SH         Sole                             26,465

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